Marshall Funds, Inc.

Supplement to The Advisor Class of Shares (Class A) Prospectus dated
October 31, 2003
-------------------------------------------------------------------------------
The following changes are effective May 1, 2004:

Under the section entitled "Fees and Expenses", please replace the "*" footnote with the following:

*Redemptions or exchanges within 30 days of the most recent purchase are subject to a 2.00% fee (other than the Money Market Fund) which is retained by the Funds and not the distributor. See "What Do Shares Cost?"

Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please add the following as the last paragraph:

For 30 days following the most recent purchase of shares of a Fund, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2% (other than the MONEY MARKET FUND). The redemption/exchange fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund's shares. The redemption/exchange fee is waived for shares purchased through omnibus accounts or by qualified employee benefit plans.

Under the section entitled "How to Redeem and Exchange Shares" and the sub-section entitled "Will I Be Charged a Fee for Redemptions?", please replace the first paragraph with the following:

A contingent deferred sales charge of 1% applies to the Advisor Class of Shares redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider, or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares (other than the MONEY MARKET FUND) that have been held for less than 30 days after the most recent purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to qualified employee benefit plans or omnibus accounts. In addition, the Funds' management or the Adviser may, in their sole discretion, waive the short term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

Under the section entitled "How to Redeem and Exchange Shares" and sub-section entitled "Exchange Privilege", please replace the first paragraph with the following:

You may exchange the Advisor Class of Shares of a Fund for the Advisor Class of Shares of any of the other Marshall Funds free of charge, if you have previously paid a sales charge, provided you meet the investment minimum of the Fund. An exchange, if less than 30 days after purchase, may be subject to a 2% short-term exchange fee (other than the MONEY MARKET FUND). See "What Do Shares Cost?" An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Under the section entitled "How to Redeem and Exchange Shares" and sub-section entitled "Frequent Traders", please replace the paragraph with the following:

The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Funds may terminate a shareholder's purchase and/or exchange privileges. A subsequent redemption or exchange, if less than 30 days after the most recent purchase, may be subject to a 2% short-term redemption/exchange fee (other than the MONEY MARKET FUND). See "What Do Shares Cost?"

                                                               February 24, 2004

Edgewood Services, Inc. (Distributor)

Cusip 572353795
Cusip 572353787
Cusip 572353779
Cusip 572353761
Cusip 572353746
Cusip 572353753
Cusip 572353720
Cusip 572353738
Cusip 572353688
Cusip 572353209

30155 (2/04)



Marshall Funds, Inc.

Supplement to The Investor Class of Shares (Class Y) Prospectus dated October 31, 2003
-------------------------------------------------------------------------------

The following changes are effective May 1, 2004:

Under the section entitled "Fees and Expenses", please replace the "*" footnote with the following:

*Redemptions or exchanges within 30 days of the most recent purchase are subject to a 2.00% fee (other than the Money Market Fund) which is retained by the Funds and not the distributor. See "What Do Shares Cost?"

Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please add the following as the last paragraph:

For 30 days following the most recent purchase of shares of a Fund, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2% (other than the MONEY MARKET FUND). The redemption/exchange fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund's shares. The redemption/exchange fee is waived for shares purchased through omnibus accounts or by qualified employee benefit plans.

Under the section entitled "How to Redeem and Exchange Shares" and the sub-section entitled "Will I Be Charged a Fee for Redemptions?", please replace the first paragraph with the following:

You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares (other than the MONEY MARKET FUND) which have been held for less than 30 days after the most recent purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to qualified employee benefit plans or omnibus accounts. In addition, the Funds' management or the Adviser may, in their sole discretion, waive the short term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

Under the section entitled "How to Redeem and Exchange Shares" and sub-section entitled "Exchange Privilege", please replace the paragraph with the following:

You may exchange the Investor Class of Shares of a Fund for the Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange, if less than 30 days after purchase, may be subject to a 2% short-term redemption/exchange fee (other than the MONEY MARKET FUND). See "What Do Shares Cost?" An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Under the section entitled "How to Redeem and Exchange Shares" and sub-section entitled "Frequent Traders", please replace the paragraph with the following:

The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Funds may terminate a shareholder's purchase and/or exchange privileges. A subsequent redemption or exchange, if less than 30 days after the most recent purchase, may be subject to a 2% short-term redemption/exchange fee (other than the MONEY MARKET FUND). See "What Do Shares Cost?"

                                                               February 24, 2004

Edgewood Services, Inc. (Distributor)

Cusip 572353886         Cusip 572353605
Cusip 572353704         Cusip 572353506
Cusip 572353860         Cusip 572353845
Cusip 572353878         Cusip 572353407
Cusip 572353829         Cusip 572353100
Cusip 572353837         30156 (2/04)



Marshall International Stock Fund

(A Portfolio of Marshall Funds, Inc.)

Supplement to The Investor Class of Shares (Class Y) Prospectus dated October 31, 2003
---------------------------------------------------------------------------


The following changes are effective May 1, 2004:

Under the section entitled "Fees and Expenses", please replace the "*" footnote with the following:

*Redemptions or exchanges within 30 days of the most recent purchase are subject to a 2.00% fee which is retained by the Funds and not the distributor. See "What Do Shares Cost?"


Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please add the following as the last paragraph:

For 30 days following the most recent purchase of shares, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2%. The redemption/exchange fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in shares. The redemption/exchange fee is waived for shares purchased through omnibus accounts or by qualified employee benefit plans.

Under the section entitled "How to Redeem and Exchange Shares" and the sub-section entitled "Will I Be Charged a Fee for Redemptions?", please replace the first paragraph with the following:

You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares which have been held for less than 30 days after the most recent purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to qualified employee benefit plans or omnibus accounts. In addition, the Fund's management or the Adviser may, in their sole discretion, waive the short term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

Under the section entitled "How to Redeem and Exchange Shares" and sub-section entitled "Exchange Privilege", please replace the paragraph with the following:

You may exchange the Investor Class Shares of the Fund for the Investor Class Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange, if less than 30 days after purchase, may be subject to a 2% short-term exchange fee. See "What Do Shares Cost?" An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Under the section entitled "How to Redeem and Exchange Shares" and sub-section entitled "Frequent Traders", please replace the paragraph with the following:

The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges. A subsequent redemption or exchange, if less than 30 days after the most recent purchase, may be subject to a 2% short-term redemption/exchange fee. See "What Do Shares Cost?"



                                                               February 24, 2004

Edgewood Services, Inc. (Distributor)

Cusip 572353837

30157 (2/04)



Marshall International Stock Fund

(A Portfolio of Marshall Funds, Inc.)

Supplement to The Institutional Class of Shares (Class I) Prospectus dated October 31, 2003
-------------------------------------------------------------------------------


The following changes are effective May 1, 2004:

Under the section entitled "Fees and Expenses", please replace the "*" footnote with the following:

*Redemptions or exchanges within 30 days of the most recent purchase are subject to a 2.00% fee which is retained by the Funds and not the distributor. See "What Do Shares Cost?"


Under the section entitled "How to Buy Shares" and the sub-section entitled "What Do Shares Cost?" please add the following as the last paragraph:

For 30 days following the most recent purchase of shares, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2%. The redemption/exchange fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in shares. The redemption/exchange fee is waived for shares purchased through omnibus accounts or by qualified employee benefit plans.

Under the section entitled "How to Redeem and Exchange Shares" and the sub-section entitled "Will I Be Charged a Fee for Redemptions?", please replace the first paragraph with the following:

You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares that have been held for less than 30 days after the most recent purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to qualified employee benefit plans or omnibus accounts. In addition, the Fund's management or the Adviser may, in their sole discretion, waive the short term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

Under the section entitled "How to Redeem and Exchange Shares", please add the following as a sub-section entitled "Exchange Privilege":

You may exchange the Institutional Class Shares of the Fund for the Institutional Class Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange, if less than 30 days after purchase, may be subject to a 2% short-term exchange fee. See "What Do Shares Cost?" An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Under the section entitled "How to Redeem and Exchange Shares" and sub-section entitled "Frequent Traders", please replace the paragraph with the following:

The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges. A subsequent redemption or exchange, if less than 30 days after the most recent purchase, may be subject to a 2% short term redemption/exchange fee. See "What Do Shares Cost?"



                                                               February 24, 2004

Edgewood Services, Inc. (Distributor)

Cusip 572353712

30158 (2/04)